Share-Based Payment (Details) - Schedule of Fair Value for Options Granted - Black-Scholes-Merton Options pricing model [Member]	Mar. 02, 2023
Schedule of Fair Value for Options Granted [Line Items]
Dividend yield	0.00%
Expected volatility	67.50%
Risk-free interest	4.08%
Expected life (years)	10 years